Property, furniture, equipment and leasehold improvements - Net - Summary of Breakdown of Property, Furniture, Equipment and Leasehold Improvements (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	$ 4,606,300,000	$ 3,164,204,000
Acquisitions	2,571,189,000	1,976,703,000
Disposals	(1,877,000)	(3,776,000)
Depreciation	(719,987,000)	(488,409,000)	$ (297,743,000)
Cost	8,835,565,000	6,377,337,000
Impairment	(16,354,000)	(42,422,000)
Accumulated depreciation	(2,363,586,000)	(1,728,615,000)
Final balance	6,455,625,000	4,606,300,000	3,164,204,000
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	185,000	259,000
Depreciation	(69,000)	(74,000)
Cost	1,481,000	1,481,000
Accumulated depreciation	(1,365,000)	(1,296,000)
Final balance	116,000	185,000	259,000
Land
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	871,000	871,000
Cost	871,000	871,000
Impairment		0
Final balance	871,000	871,000	871,000
Transportation Equipment Cars
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	15,143,000	20,442,000
Acquisitions	0	6,321,000
Disposals	(438,000)	(123,000)
Depreciation	(9,036,000)	(11,497,000)
Cost	84,377,000	98,761,000
Accumulated depreciation	(78,708,000)	(83,618,000)
Final balance	5,669,000	15,143,000	20,442,000
Transportation Equipment Trucks
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	431,229,000	313,219,000
Acquisitions	135,494,000	172,364,000
Disposals	(1,439,000)	(3,402,000)
Depreciation	(67,234,000)	(50,952,000)
Cost	732,028,000	599,230,000
Accumulated depreciation	(233,978,000)	(168,001,000)
Final balance	498,050,000	431,229,000	313,219,000
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	57,131,000	44,235,000
Acquisitions	20,247,000	29,110,000
Disposals	0	0
Depreciation	(10,121,000)	(7,480,000)
Cost	120,743,000	103,320,000
Impairment	(8,735,000)	(8,734,000)
Accumulated depreciation	(44,751,000)	(37,455,000)
Final balance	67,257,000	57,131,000	44,235,000
Store Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	904,531,000	567,115,000
Acquisitions	553,776,000	435,466,000
Disposals	0	(7,000)
Depreciation	(147,293,000)	(93,469,000)
Cost	1,785,750,000	1,257,024,000
Impairment	(4,574,000)	(4,574,000)
Accumulated depreciation	(470,162,000)	(347,919,000)
Final balance	1,311,014,000	904,531,000	567,115,000
Store Shelving Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	572,331,000	453,608,000
Acquisitions	228,453,000	149,192,000
Disposals		(42,000)
Depreciation	(42,739,000)	(30,427,000)
Cost	935,348,000	706,895,000
Impairment		0
Accumulated depreciation	(177,303,000)	(134,564,000)
Final balance	758,045,000	572,331,000	453,608,000
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	2,468,575,000	1,633,311,000
Acquisitions	1,566,922,000	1,097,423,000
Disposals	0	0
Depreciation	(374,907,000)	(236,090,000)
Cost	4,705,936,000	3,202,654,000
Impairment	0	(26,069,000)
Accumulated depreciation	(1,045,346,000)	(708,010,000)
Final balance	3,660,590,000	2,468,575,000	1,633,311,000
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	120,666,000	97,123,000
Acquisitions	64,631,000	80,218,000
Disposals	0	0
Depreciation	(63,410,000)	(53,630,000)
Cost	411,839,000	350,920,000
Impairment	(3,045,000)	(3,045,000)
Accumulated depreciation	(286,907,000)	(227,209,000)
Final balance	121,887,000	120,666,000	97,123,000
Storage Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	35,638,000	34,021,000
Acquisitions	1,666,000	6,609,000
Disposals	0	(202,000)
Depreciation	(5,178,000)	(4,790,000)
Cost	57,192,000	56,181,000
Impairment		0
Accumulated depreciation	(25,066,000)	(20,543,000)
Final balance	$ 32,126,000	$ 35,638,000	$ 34,021,000